Filed pursuant to 497(e)

File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG Managers Special Equity Fund

Supplement dated October 23, 2020 to the Prospectus and Statement of Additional Information,

each dated May 1, 2020

The following information supplements and supersedes any information to the contrary relating to AMG Managers Special Equity Fund (the “Fund”), a series of AMG Funds III (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, Benjamin Ebel serves as a portfolio manager of the portion of the Fund managed by Lord, Abbett & Co. LLC (“Lord Abbett”). F. Thomas O’Halloran, CFA, Matthew R. DeCicco, CFA, Vernon T. Bice, CMT, and Benjamin Ebel are jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by Lord Abbett. The team is headed by Mr. O’Halloran, who is assisted by Messrs. DeCicco, Bice and Ebel. Accordingly, all references in the Prospectus and SAI to the portfolio managers of the portion of the Fund managed by Lord Abbett shall refer to Messrs. O’Halloran, DeCicco, Bice, and Ebel.

In addition, effective immediately, the Prospectus is revised as follows:

The section under “Summary of the Funds – AMG Managers Special Equity Fund” titled “Portfolio Management – Portfolio Managers – Lord Abbett” on page 5 is deleted and replaced with the following:

Lord Abbett

F. Thomas O’Halloran, CFA, Partner and Portfolio Manager, Lord Abbett;

Portfolio Manager of the Fund since 12/07.

Matthew R. DeCicco, CFA, Partner and Director of Equities, Lord Abbett;

Portfolio Manager of the Fund since 04/18.

Vernon T. Bice, CMT, Portfolio Manager, Lord Abbett;

Portfolio Manager of the Fund since 04/19.

Benjamin Ebel, Portfolio Manager, Lord Abbett;

Portfolio Manager of the Fund since 10/20.

The first paragraph in the “Additional Information About the Funds – Fund Management – AMG Managers Special Equity Fund” section beginning on page 26 is deleted and replaced with the following:

Lord Abbett, located at 90 Hudson Street, Jersey City, New Jersey 07302, manages a portion of the Fund and has served as a Subadviser to the Fund since December 2007. As of December 31, 2019, Lord Abbett had assets under management of approximately $205.2 billion, including approximately $1.1 billion for which Lord Abbett provides investment models to managed account sponsors. F. Thomas O’Halloran, Partner and Portfolio Manager, Matthew R. DeCicco, Partner and Director of Equities, Vernon T. Bice, Portfolio Manager, and Benjamin Ebel, Portfolio Manager, are jointly and primarily responsible for the day-to-day management of the portion of the Fund subadvised by Lord Abbett. Mr. O’Halloran joined Lord Abbett in 2001 from Dillon Read/UBS Warburg, where he served as Executive Director/Senior Research Analyst, and became a Partner and Portfolio Manager at Lord Abbett in 2003. Mr. O’Halloran is the holder of a Chartered Financial Analyst designation and has been in the investment business since 1987. Mr. DeCicco is a holder of a Chartered Financial Analyst designation and joined Lord Abbett in 1999. He served as Managing Director and Portfolio Manager before assuming his current roles as Partner and Director of Equities in 2020. Mr. DeCicco has been a member of the team since 2002 and a portfolio manager of the Fund since 2018. Mr. Bice joined Lord Abbett in 2011 as an Assistant Portfolio Manager and has served as Portfolio Manager since 2016. He has been a portfolio manager of the Fund since 2019. Mr. Ebel joined Lord Abbett in 2005 as a Research Analyst and has served as Portfolio Manager since 2020. He has been a portfolio manager of the Fund since 2020.

In addition, effective immediately, the SAI is revised as follows:

The first paragraph of the section titled “Management of the Funds – Portfolio Managers of the Funds – AMG Managers Special Equity Fund – Lord, Abbett & Co. LLC (“Lord Abbett”)” on page 86 is deleted and replaced with the following:

Lord Abbett has served as a Subadviser to the Special Equity Fund since December 2007. Lord Abbett is 100% wholly owned by its partners. F. Thomas O’Halloran, J.D., CFA, Matthew R. DeCicco, CFA, Vernon T. Bice, CMT, and Benjamin Ebel are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Special Equity Fund managed by Lord Abbett. The team is headed by Mr. O’Halloran, who is assisted by Messrs. DeCicco, Bice and Ebel.

The section under “Management of the Funds – Portfolio Managers of the Funds – AMG Managers Special Equity Fund – Lord, Abbett & Co. LLC (“Lord Abbett”)” titled “Other Accounts Managed by the Portfolio Manager(s)” beginning on page 86 is deleted and replaced with the following, which is as of August 31, 2020:

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager: F. Thomas O’Halloran, J.D., CFA

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	8	$10,181.6	None	$0
Other Pooled Investment Vehicles	1	$93.6	None	$0
Other Accounts	16	$976.2	3	$192.9

Portfolio Manager: Matthew R. DeCicco, CFA

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	9	$10,184.6	None	$0
Other Pooled Investment Vehicles	1	$93.6	None	$0
Other Accounts	16	$976.2	3	$192.9

Portfolio Manager: Vernon T. Bice, CMT

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	8	$10,181.6	None	$0
Other Pooled Investment Vehicles	1	$93.6	None	$0
Other Accounts	16	$976.2	3	$192.9

Portfolio Manager: Benjamin Ebel

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	3	$2,956.2	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	10	$495.4	1	$128.3

The section under “Management of the Funds – Portfolio Managers of the Funds – AMG Managers Special Equity Fund – Lord, Abbett & Co. LLC (“Lord Abbett”)” titled “Potential Material Conflicts of Interest” beginning on page 87 is deleted and replaced with the following:

Conflicts of interest may arise in connection with the portfolio managers’ management of the investments of the Special Equity Fund and other accounts they manage. Such conflicts may arise with respect to the allocation of investment opportunities among the Special Equity Fund and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the Special Equity Fund’s transactions to the advantage of other accounts and to the detriment of the Special Equity Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures Relating to Client Brokerage and Soft Dollars, as well as Evaluation of Proprietary Research Policy and Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients, including the Special Equity Fund. Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have material non-public information. Lord Abbett is not affiliated with a full service broker-dealer and, therefore, does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment banking functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers’ management of the investments of the Special Equity Fund and other accounts with similar investment objectives and policies.

The section under “Management of the Funds – Portfolio Managers of the Funds – AMG Managers Special Equity Fund – Lord, Abbett & Co. LLC (“Lord Abbett”)” titled “Portfolio Manager Ownership of Fund Shares” on page 89 is deleted and replaced with the following, which is as of June 30, 2020:

Portfolio Manager Ownership of Fund Shares

Mr. O’Halloran: None

Mr. Bice: None

Mr. DeCicco: None

Mr. Ebel: None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE